Financial Guarantees and Condensed Consolidating Statement of Operations (Details) - Scenario, Unspecified [Domain] - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 31, 2014	Dec. 28, 2013	Dec. 29, 2012
Condensed Consolidating Statement of Operations
Net sales	$ 461,238	$ 499,419	$ 498,013	$ 439,898	$ 422,584	$ 347,263	$ 288,979	$ 291,538	$ 287,082	$ 1,859,914	$ 1,214,862	$ 1,155,163
Cost of goods sold	(355,820)				(348,119)					(1,526,406)	(1,018,806)	(957,917)
Gross profit	105,418	91,965	80,492	86,586	74,465	51,600	48,200	50,390	45,866	333,508	196,056	197,246
Selling, general and administrative expenses	(64,989)				(55,534)					(254,280)	(153,188)	(140,776)
Special charges, net	(6,022)				(8,711)					(59,185)	(33,188)	(19,592)
Other operating, net	1,423				(1,069)					(1,845)	(2,512)	287
Operating income (loss)	35,830				9,151					18,198	7,168	37,165
Other income (expense):
Interest expense	(27,633)				(17,906)					(96,153)	(55,974)	(50,414)
Debt Modification and Extinguishment Expense										(15,725)	(3,334)	0
Intercompany royalty and technical service fees	0				0					0	0	0
Foreign currency and other, net	(43,923)				4,959					(27,083)	(8,851)	(5,134)
Equity in earnings of subsidiaries	0				0					0	0	0
Income (loss) before income taxes	(35,726)				(3,796)					(120,763)	(60,991)	(18,383)
Income tax (provision) benefit	(4,548)				(5,700)					1,523	36,024	(7,655)
Net income (loss)	(40,274)	(30,652)	(57,151)	(21,941)	(9,496)	(2,567)	(8,267)	(7,906)	(6,227)	(119,240)	(24,967)	(26,038)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	(316)				(16)					(3,943)	(34)	0
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	(39,958)	$ (30,925)	$ (55,228)	$ (19,664)	(9,480)	$ (2,533)	$ (8,267)	$ (7,906)	$ (6,227)	(115,297)	(24,933)	(26,038)
Comprehensive income (loss)	(68,636)				(7,793)					(166,355)	(18,270)	(43,678)
AVINTIV (Issuer)
Condensed Consolidating Statement of Operations
Net sales	0				0					0	0	0
Cost of goods sold	0				(37)					(583)	(103)	131
Gross profit	0				(37)					(583)	(103)	131
Selling, general and administrative expenses	(15,991)				(10,930)					(51,197)	(44,835)	(40,053)
Special charges, net	(2,682)				(3,965)					(24,177)	(22,080)	(8,515)
Other operating, net	264				12					298	34	5
Operating income (loss)	(18,409)				(14,920)					(75,659)	(66,984)	(48,432)
Other income (expense):
Interest expense	(16,251)				(19,931)					(74,389)	(51,558)	(52,090)
Debt Modification and Extinguishment Expense										(13,350)	(3,334)
Intercompany royalty and technical service fees	2,105				2,695					13,904	20,405	17,097
Foreign currency and other, net	(2,888)				10,800					12,460	375	18,938
Equity in earnings of subsidiaries	(7,971)				8,285					9,646	64,273	32,077
Income (loss) before income taxes	(43,414)				(13,071)					(127,388)	(36,823)	(32,410)
Income tax (provision) benefit	3,456				3,591					12,091	11,890	6,372
Net income (loss)	(39,958)				(9,480)					(115,297)	(24,933)	(26,038)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	0				0					0	0
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	(39,958)				(9,480)					(115,297)	(24,933)
Comprehensive income (loss)	(68,636)				(7,793)					(166,355)	(18,270)	(43,678)
Guarantors
Condensed Consolidating Statement of Operations
Net sales	141,800				148,896					594,464	392,212	367,548
Cost of goods sold	(108,769)				(122,587)					(478,465)	(334,278)	(319,537)
Gross profit	33,031				26,309					115,999	57,934	48,011
Selling, general and administrative expenses	(13,206)				(13,551)					(55,105)	(28,744)	(24,190)
Special charges, net	(738)				(532)					(3,277)	(1,381)	(2,305)
Other operating, net	(564)				(212)					473	(442)	264
Operating income (loss)	18,523				12,014					58,090	27,367	21,780
Other income (expense):
Interest expense	(1,898)				7,083					11,678	14,655	21,192
Debt Modification and Extinguishment Expense										0	0
Intercompany royalty and technical service fees	1,559				1,653					(10,918)	(4,445)	(4,132)
Foreign currency and other, net	879				553					894	(246)	(18,901)
Equity in earnings of subsidiaries	(23,585)				(8,162)					(34,131)	(1,179)	19,260
Income (loss) before income taxes	(4,522)				13,141					25,613	36,152	39,199
Income tax (provision) benefit	(3,812)				(4,914)					(16,064)	28,758	(5,886)
Net income (loss)	(8,334)				8,227					9,549	64,910	33,313
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	0				0					0	0
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	(8,334)				8,227					9,549	64,910
Comprehensive income (loss)	(37,363)				9,725					(41,779)	75,369	17,536
Non-Guarantors
Condensed Consolidating Statement of Operations
Net sales	327,774				286,667					1,303,006	844,997	808,134
Cost of goods sold	(255,387)				(238,474)					(1,084,914)	(706,772)	(659,030)
Gross profit	72,387				48,193					218,092	138,225	149,104
Selling, general and administrative expenses	(35,792)				(31,053)					(147,978)	(79,609)	(76,533)
Special charges, net	(2,602)				(4,214)					(31,731)	(9,727)	(8,772)
Other operating, net	1,723				(869)					(2,616)	(2,104)	18
Operating income (loss)	35,716				12,057					35,767	46,785	63,817
Other income (expense):
Interest expense	(9,484)				(5,058)					(33,442)	(19,071)	(19,516)
Debt Modification and Extinguishment Expense										(2,375)	0
Intercompany royalty and technical service fees	(3,664)				(4,348)					(2,986)	(15,960)	(12,965)
Foreign currency and other, net	(41,914)				(6,394)					(40,437)	(8,980)	(5,171)
Equity in earnings of subsidiaries	0				0					0	0	0
Income (loss) before income taxes	(19,346)				(3,743)					(43,473)	2,774	26,165
Income tax (provision) benefit	(4,192)				(4,377)					5,496	(4,624)	(8,141)
Net income (loss)	(23,538)				(8,120)					(37,977)	(1,850)	18,024
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	(316)				(16)					(3,943)	(34)
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	(23,222)				(8,104)					(34,034)	(1,816)
Comprehensive income (loss)	(39,423)				(6,060)					(56,270)	(1,496)	481
Eliminations
Condensed Consolidating Statement of Operations
Net sales	(8,336)				(12,979)					(37,556)	(22,347)	(20,519)
Cost of goods sold	8,336				12,979					37,556	22,347	20,519
Gross profit	0				0					0	0	0
Selling, general and administrative expenses	0				0					0	0	0
Special charges, net	0				0					0	0	0
Other operating, net	0				0					0	0	0
Operating income (loss)	0				0					0	0	0
Other income (expense):
Interest expense	0				0					0	0	0
Debt Modification and Extinguishment Expense										0	0
Intercompany royalty and technical service fees	0				0					0	0	0
Foreign currency and other, net	0				0					0	0	0
Equity in earnings of subsidiaries	31,556				(123)					24,485	(63,094)	(51,337)
Income (loss) before income taxes	31,556				(123)					24,485	(63,094)	(51,337)
Income tax (provision) benefit	0				0					0	0	0
Net income (loss)	31,556				(123)					24,485	(63,094)	(51,337)
Less: Earnings attributable to noncontrolling interest and redeemable noncontrolling interest	0				0					0	0
Net income (loss) attributable to AVINTIV Specialty Materials Inc.	31,556				(123)					24,485	(63,094)
Comprehensive income (loss)	$ 76,786				$ (3,665)					$ 98,049	$ (73,873)	$ (18,017)